Contingencies (Details) - Ardagh Group S.A. $ in Millions		12 Months Ended
	Apr. 21, 2017 USD ($) item	Dec. 31, 2017 item	Dec. 31, 2018 USD ($)
Contingencies
Number of asserted patent infringements awarded | item	1
Number of alleged patent infringements asserted | item		2
Federal Cartel Office investigation
Contingencies
Provision for legal proceedings			$ 0
Patent infringement case against Group's U.S. glass business
Contingencies
Provision for legal proceedings			$ 0
Damages awarded to plaintiff	$ 50